Segment Reporting - Schedule of Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 22, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Depreciation and amortization		$ 2,322	$ 48,247	$ 93,078
Impairment charges			573,838
Loss on extinguishment of debt	$ 700	(35,828)	(685)	(2,414)
Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues		(443,038)	(35,077)	(468,925)
Cost of revenues (exclusive of depreciation and amortization shown separately below)		(90,617)	(24,690)	(106,003)
General and administrative		92,170	66,199	101,335
Depreciation and amortization		2,322	48,247	93,078
Impairment charges			573,838
Income (loss) from operations		76,571	(716,018)	(9,937)
Interest expense – net		58,179	57,482	41,497
Loss on extinguishment of debt		(35,828)	(685)	(2,414)
Other expense		1,389
Marketplace | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues		389,668	23,281	403,645
Cost of revenues (exclusive of depreciation and amortization shown separately below)		51,702	13,741	52,857
Marketing and selling		181,358	38,121	178,446
Contribution Margin		156,608	(28,581)	172,342
Resale | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues		53,370	11,796	65,280
Cost of revenues (exclusive of depreciation and amortization shown separately below)		38,915	10,949	53,146
Marketing and selling		0	0	0
Contribution Margin		14,455	847	12,134
Consolidated | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Revenues		443,038	35,077	468,925
Cost of revenues (exclusive of depreciation and amortization shown separately below)		90,617	24,690	106,003
Marketing and selling		181,358	38,121	178,446
Contribution Margin		171,063	(27,734)	184,476
General and administrative		92,170	66,199	101,335
Depreciation and amortization		2,322	48,247	93,078
Impairment charges			573,838
Income (loss) from operations		76,571	(716,018)	(9,937)
Interest expense – net		58,179	57,482	41,497
Loss on extinguishment of debt		35,828	685	2,414
Other expense		1,389
Net loss		$ (18,825)	$ (774,185)	$ (53,848)